Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES [Abstract]:
Voyage revenue	$ 414,249	$ 386,155	$ 382,155
EXPENSES [Abstract]:
Voyage expenses	(3,484)	(5,533)	(4,218)
Voyage expenses-related parties	(3,139)	(2,873)	(2,877)
Vessels' operating expenses	(115,998)	(112,462)	(110,359)
General and administrative expenses	(7,517)	(3,045)	(3,958)
General and administrative expenses-related parties	(1,000)	(1,000)	(1,000)
Management fees-related parties	(16,580)	(15,171)	(15,349)
Amortization of drydocking and special survey costs	(8,084)	(8,179)	(8,139)
Depreciation	(89,958)	(80,333)	(78,803)
Gain/ (Loss) on sale/disposal of vessels, net	518	(2,796)	13,077
Foreign exchange gains / (losses), net	8	110	133
Operating income	169,015	154,873	170,662
OTHER INCOME (EXPENSES) [Abstract]:
Interest income	543	1,495	477
Interest and finance costs	(74,533)	(74,734)	(75,441)
Equity in net earnings of investments	692	0	0
Other, net	822	(43)	603
Gain /(Loss) on derivative instruments, net	6,548	(462)	(8,709)
Total other income (expenses)	(65,928)	(73,744)	(83,070)
Net Income	103,087	81,129	87,592
Earnings allocated to Preferred Stock	(1,536)	0	0
Net income available to Common Stockholders	$ 101,551	$ 81,129	$ 87,592
Earnings per common share, basic and diluted	$ 1.36	$ 1.20	$ 1.45
Weighted average number of shares, basic and diluted	74,800,000	67,612,842	60,300,000